LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015
Lease term		1 year	1 year
Lease expiration date		Aug. 31, 2014	Aug. 31, 2014
Rent payable, Boston, monthly installment rate			$ 10,280
Rent payable, New York, monthly installment rate			1,400
Rental security deposit			2,100
License Agreement [Member]
License maintenance fee due at one year	$ 50,000		50,000
License maintenance fee due at two years	75,000		75,000
License maintenance fee due at three years	$ 100,000		$ 100,000
Shares issued per antidilution right	160,158		160,158
License Agreement 2 [Member]
License maintenance fee due at one year	$ 30,000		$ 30,000
License maintenance fee due at two years	50,000		50,000
License maintenance fee due at three years	75,000		75,000
License maintenance fee due at four years	100,000		100,000
License Agreement 3 [Member]
License maintenance fee due at one year	15,000		15,000
License maintenance fee due at two years	25,000		25,000
License maintenance fee due at three years	37,500		37,500
License maintenance fee due at four years	50,000		50,000
License Agreement 4 [Member]
License maintenance fee due at one year	10,000		10,000
License maintenance fee due at two years	15,000		15,000
License maintenance fee due at three years	15,000		15,000
License maintenance fee due at four years	$ 20,000		$ 20,000